General - Additional Information (Detail)					1 Months Ended	5 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	Mar. 16, 2017 CAD ($)	Dec. 23, 2016 USD ($)	Oct. 01, 2015 CAD ($)	May 31, 2018 USD ($) $ / shares shares	Aug. 18, 2016 $ / shares shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares	Nov. 23, 2016 USD ($)	Mar. 15, 2016 USD ($)
General [Line Items]
Shares repurchase program, authorized amount										$ 250,000,000	$ 250,000,000
Shares repurchase program expiration date							Aug. 18, 2016
Treasury stock, shares purchased | shares						1,801,099	1,085,694	2,252,725	67,339
Treasury stock, average price per share | $ / shares						$ 138.80	$ 102.52
Zalicus Pharmaceuticals [Member]
General [Line Items]
Purchase price of acquisition in cash				$ 5,000,000
Purchase price to be paid in the form of promissory note				$ 5,000,000
Promissory notes maturity date							Jul. 01, 2017
Thallion Pharmaceuticals Inc. [Member]
General [Line Items]
Total consideration		$ 2,700
Subsequent Event [Member]
General [Line Items]
Treasury stock, shares purchased | shares					1,806,984
Treasury stock, average price per share | $ / shares					$ 102.86
Shares repurchase program, remaining amount	$ 64,133,000				$ 64,133,000
Sun Pharmaceutical Industries Ltd. [Member]
General [Line Items]
Number of ordinary shares owned by majority share holder | shares							29,497,813
Percentage of ordinary shares owned by majority share holder							74.80%
Vote attributable to share equity							83.20%
Sun Pharmaceutical Industries Ltd. [Member] | Subsequent Event [Member]
General [Line Items]
Percentage of ordinary shares owned by majority share holder	75.20%				75.20%
Vote attributable to share equity	83.50%
Strongbridge Biopharma plc [Member]
General [Line Items]
Upfront payments received			$ 8,500,000